                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)





                                                        NUMBER OF
DESCRIPTION                                              SHARES                VALUE

COMMON STOCKS 97.7%
AUSTRALIA 1.4%
National Australia Bank, Ltd.                            15,257           $    330,609
                                                                          ------------

AUSTRIA 0.3%
Telekom Austria, AG                                       4,426                 75,272
                                                                          ------------

BRAZIL 0.5%
Petroleo Brasileiro SA - ADR                              2,729                104,139
                                                                          ------------

FRANCE 7.2%
BNP Paribas, SA                                           5,558                386,216
Business Objects, SA (a)                                  5,151                120,658
France Telecom, SA                                        9,781                307,084
Schneider Electric, SA                                    4,186                290,600
Total, SA                                                 2,641                577,926
                                                                          ------------
                                                                             1,682,484
                                                                          ------------

GERMANY 8.9%
Allianz, AG                                               3,695                461,529
Deutsche Bank, AG                                         2,580                218,530
Deutsche Telekom, AG (a)                                 23,540                499,797
SAP, AG                                                   1,209                215,972
Siemens, AG                                               4,310                345,020
Volkswagen, AG                                            7,021                316,701
                                                                          ------------
                                                                             2,057,549
                                                                          ------------

HONG KONG 0.7%
Sun Hung Kai Properties, Ltd.                            17,000                168,900
                                                                          ------------

IRELAND 0.6%
Bank of Ireland                                           9,465                144,369
                                                                          ------------

ISRAEL 0.3%
Teva Pharmaceutical Industries, Ltd. - ADR                2,921                 79,685
                                                                          ------------

ITALY 4.8%
ENI S.p.A                                                14,837                364,102
SanPaolo IMI S.p.A                                       30,776                422,399
UniCredito Italiano S.p.A                                59,659                328,953
                                                                          ------------
                                                                             1,115,454
                                                                          ------------



JAPAN 19.2%
Canon, Inc.                                              10,700                535,701
Daiwa Securities Group, Inc.                             32,000                218,581
Fanuc, Ltd.                                               4,900                305,700
Kao Corp.                                                 7,000                168,437
Millea Holdings, Inc.                                        18                253,238
Mitsui Sumitomo Insurance Co., Ltd.                       7,000                 61,670
NTT DoCoMo, Inc.                                            162                281,356
Shin-Etsu Chemical Co., Ltd.                              8,300                321,322
SMC Corp.                                                 2,900                319,643
Sony Corp.                                               11,400                414,787
Sumitomo Chemical Co., Ltd.                              64,000                318,556
Sumitomo Trust and Banking Co., Ltd.                     34,000                226,304
Takeda Chemical Industries, Ltd.                          6,400                314,210
Tokyo Electric Power Co., Inc.                           13,300                317,450
Toyota Motor Corp.                                       10,700                400,737
                                                                          ------------
                                                                             4,457,692
                                                                          ------------

NETHERLANDS 14.1%
Aegon, NV                                                16,415                202,831
ASML Holding, NV (a)                                     25,009                383,453
Koninklijke Ahold, NV (a)                                48,817                359,328
Royal Dutch Petroleum Co.                                10,409                596,069
Royal Numico, NV (a)                                      7,579                269,872
TPG, NV                                                  10,138                265,625
Unilever, NV CVA                                          4,668                293,423
VNU, NV                                                  13,567                409,185
Wolters Kluwer, NV CVA                                   25,515                489,523
                                                                          ------------
                                                                             3,269,309
                                                                          ------------

REPUBLIC OF KOREA 3.2%
Kookmin Bank (a)                                         13,378                509,091
SK Telecom Co., Ltd. - ADR                               10,338                232,708
                                                                          ------------
                                                                               741,799
                                                                          ------------

SINGAPORE 0.7%
United Overseas Bank, Ltd.                               19,000                157,749
                                                                          ------------

SPAIN 2.8%
Altadis, SA                                               7,397                301,917
Telefonica, SA                                           20,070                352,524
                                                                          ------------
                                                                               654,441
                                                                          ------------

SWEDEN 1.4%
Sandvik AB                                                7,894                319,320
                                                                          ------------

SWITZERLAND 7.1%
Credit Suisse Group                                       5,948                232,083
Nestle, SA (Registered)                                     947                243,151



Novartis, AG                                             15,065                722,041
UBS, AG (Registered)                                      5,452                440,774
                                                                          ------------
                                                                             1,638,049
                                                                          ------------

TAIWAN-REPUBLIC OF CHINA 2.4%
AU Optronics Corp. - ADR                                 25,103                329,602
Hon Hai Precision Industry Co., Ltd. - GDR               27,176                219,039
                                                                          ------------
                                                                               548,641
                                                                          ------------

UNITED KINGDOM 22.1%
3i Group Plc                                             13,980                174,588
Barclays Plc                                             16,265                167,845
BOC Group Plc                                            13,546                242,297
BP Plc                                                   25,345                258,639
British Sky Broadcasting Group Plc                       39,594                422,017
Carnival Plc                                              6,006                335,601
GlaxoSmithKline Plc                                      35,418                745,199
HSBC Holdings Plc                                        29,439                501,262
Imperial Chemical Industries Plc                         71,484                323,756
Prudential Corp Plc                                      60,239                480,613
Royal Bank of Scotland Group Plc                         14,673                450,885
Standard Chartered Plc                                   10,316                197,435
Vedanta Resources Plc                                    47,636                348,199
Vodafone Group Plc                                      180,313                489,301
                                                                          ------------
                                                                             5,137,637
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS 97.7%
   (Cost $20,224,614)                                                       22,683,098

SHORT-TERM INVESTMENT 2.6%
   (Cost $618,000)                                                             618,000
                                                                          ------------


TOTAL INVESTMENTS 100.3%
   (Cost $20,842,614)                                                       23,301,098

FOREIGN CURRENCY 0.4%
   (Cost $90,326)                                                               93,771

LIABILITIES IN EXCESS OF OTHER ASSETS (0.7%)                                  (170,401)
                                                                          ------------

NET ASSETS 100.0%                                                         $ 23,224,468
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt
CVA      - Certification Van Aandelen
GDR      - Global Depositary Receipt

Forward foreign currency contracts outstanding as of November 30, 2004.

                                                                                                              UNREALIZED
                                                                            CURRENT VALUE                    APPRECIATION/
LONG CONTRACTS                                                                                               DEPRECIATION
Australian Dollar,
    845,000 expiring 02/04/05                                                 648,985                        $     18,446
Canadian Dollar,
    1,535,000 expiring 02/04/05                                             1,291,203                              35,065
Euro Currency,
    165,000 expiring 02/04/05                                                 219,294                               6,469
Pound Sterling,
    60,000 expiring 02/04/05                                                  114,158                               4,163
    57,112 expiring 02/04/05                                                  108,662                               3,963
Swedish Krona,
    3,000,000 expiring 02/04/05                                               446,356                              23,796
                                                                                                             ------------
                                                                                                                   91,902

                                                                                                              UNREALIZED
                                                                            CURRENT VALUE                    APPRECIATION/
SHORT CONTRACTS                                                                                              DEPRECIATION
Swiss Franc,
    125,000 expiring 02/04/05                                                 110,057                        $     (5,357)
Euro Currency,
    985,111 expiring 02/04/05                                               1,309,265                             (53,127)
    491,930 expiring 02/04/05                                                 653,801                             (23,262)
    331,869 expiring 02/04/05                                                 441,072                             (18,513)
Pound Sterling,
    115,728 expiring 02/04/05                                                 220,187                              (7,362)
    90,831 expiring 02/04/05                                                  172,819                              (2,819)
Japanese Yen,
    11,574,000 expiring 02/04/05                                              112,778                              (2,783)
    11,116,087 expiring 02/04/05                                              108,316                              (3,316)
Swedish Krona,
    1,154,079 expiring 02/04/05                                               171,710                              (1,710)
                                                                                                             ------------
                                                                                                                 (112,892)
                                                                                                             ------------
                                                                                                             $    (26,347)
                                                                                                             ============



           SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION



                                                                                        Percent of
           Industry                                                      Value          Net Assets
           ------------------------------------------------------------------------------------------

           Diversified Banks                                              $ 3,823,117          16.5%
           Integrated Oil & Gas                                             1,900,876            8.2
           Pharmaceuticals                                                  1,861,134            8.0
           Integrated Telecommunication Services                            1,234,677            5.3
           Wireless Telecommunication Services                              1,003,366            4.3
           Industrial Machinery                                               944,663            4.1


           Publishing                                                         898,708            3.9
           Diversified Capital Markets                                        891,386            3.8
           Packaged Foods                                                     806,445            3.5
           Automobile Manufacturers                                           717,438            3.1
           Life & Health Insurance                                            683,444            2.9
           Specialty Chemicals                                                645,078            2.8
           Electronic Equipment Manufacturers                                 548,641            2.4
           Office Electronics                                                 535,701            2.3
           Multi-line Insurance                                               461,529            2.0
           Broadcasting & Cable TV                                            422,017            1.8
           Consumer Electronics                                               414,787            1.8
           Semiconductor Equipment                                            383,453            1.7
           Food Retail                                                        359,328            1.5
           Diversified Metals & Mining                                        348,199            1.5
           Industrial Conglomerates                                           345,020            1.5
           Application Software                                               336,630            1.4
           Hotels                                                             335,601            1.4
           Diversified Chemicals                                              318,556            1.4
           Electric Utilities                                                 317,450            1.4
           Property & Casualty                                                314,908            1.4
           Tobacco                                                            301,917            1.3
           Electrical Components & Equipment                                  290,600            1.3
           Air Freight & Couriers                                             265,625            1.1
           Industrial Gases                                                   242,297            1.0
           Investment Banking & Brokerage                                     218,581            0.9
           Asset Management & Custody Banks                                   174,588            0.8
           Real Estate Management & Development                               168,900            0.7
           Household Products                                                 168,437            0.7
                                                                       -----------------------------
                                                                         $ 22,683,098           97.7%
                                                                       -----------------------------

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2004 (UNAUDITED)



                                                        NUMBER OF
DESCRIPTION                                               SHARES         VALUE
COMMON STOCKS  99.5%
AEROSPACE & DEFENSE  2.3%
Lockheed Martin Corp.                                     125,000    $ 7,605,000
                                                                     -----------

APPLICATION SOFTWARE  5.3%
Autodesk, Inc.                                            115,000      7,522,150
Cognos, Inc. (Canada) (a)                                  50,000      1,969,500
Mercury Interactive Corp. (a)                              50,000      2,280,500
SAP AG - ADR (Germany)                                    125,000      5,562,500
                                                                     -----------
                                                                      17,334,650
                                                                     -----------


BIOTECHNOLOGY  9.1%
Amgen, Inc. (a)                                           115,000      6,904,600
Biogen, Inc. (a)                                          115,000      6,748,200
Eyetech Pharmaceuticals, Inc. (a)                          35,000      1,411,200
Genentech, Inc. (a)                                       115,000      5,548,750
Genzyme Corp. (a)                                         110,000      6,161,100
MedImmune, Inc. (a)                                       100,000      2,660,000
                                                                     -----------
                                                                      29,433,850
                                                                     -----------


BROADCASTING & CABLE TV  0.7%
XM Satellite Radio Holdings, Inc., Class A (a)             65,000      2,399,150
                                                                     -----------

COMMUNICATIONS EQUIPMENT  11.7%
Cisco Systems, Inc. (a)                                   325,000      6,080,750
Corning, Inc. (a)                                         125,000      1,572,500
F5 Networks, Inc. (a)                                      35,000      1,506,750
Harris Corp.                                              115,000      7,611,850
Juniper Networks, Inc. (a)                                250,000      6,882,500
Motorola, Inc.                                            125,000      2,407,500
Nokia Corp. - ADR (Finland)                               100,000      1,617,000
QUALCOMM, Inc.                                            125,000      5,202,500
Research in Motion, Ltd. (Canada) (a)                      20,000      1,779,400
Scientific-Atlanta, Inc.                                  115,000      3,406,300
                                                                     -----------
                                                                      38,067,050
                                                                     -----------

COMPUTER HARDWARE  7.6%
Apple Computer, Inc. (a)                                  100,000      6,705,000
Dell Computer Corp. (a)                                   125,000      5,065,000
Hewlett-Packard Co.                                       125,000      2,500,000
International Business Machines Corp.                     110,000     10,366,400
                                                                     -----------
                                                                      24,636,400
                                                                     -----------

COMPUTER STORAGE & PERIPHERALS  1.0%

ATI Technologies, Inc. (Canada) (a)                        75,000      1,455,000
EMC Corp. (a)                                             125,000      1,677,500
                                                                     -----------
                                                                       3,132,500
                                                                     -----------

DATA PROCESSING & OUTSOURCING SERVICES  6.8%
Automatic Data Processing, Inc.                           125,000      5,691,250
Computer Sciences Corp. (a)                               110,000      5,951,000
DST Systems, Inc. (a)                                     115,000      5,606,250
First Data Corp.                                          115,000      4,725,350
                                                                     -----------
                                                                      21,973,850
                                                                     -----------

HEALTH CARE EQUIPMENT  7.4%
Biomet, Inc.                                              115,000      5,505,050
Boston Scientific Corp. (a)                               100,000      3,481,000
Guidant Corp.                                              95,000      6,158,850
St. Jude Medical, Inc. (a)                                230,000      8,772,200
                                                                     -----------
                                                                      23,917,100
                                                                     -----------


HEALTH CARE SUPPLIES  1.7%
Millipore Corp. (a)                                       115,000      5,602,800
                                                                     -----------

HOME ENTERTAINMENT SOFTWARE  1.7%
Electronic Arts, Inc. (a)                                 110,000      5,379,000
                                                                     -----------

HOUSEHOLD APPLIANCES  0.6%
Sigmatel, Inc. (a)                                         50,000      1,789,000
                                                                     -----------

INTERNET RETAIL  5.2%
eBay, Inc. (a)                                            135,000     15,180,750
Shopping.com Ltd. (Israel) (a)                             56,800      1,739,273
                                                                     -----------
                                                                      16,920,023
                                                                     -----------


INTERNET SOFTWARE & SERVICES  9.0%
Ariba, Inc. (a)                                            75,000      1,237,500
Google, Inc., Class A (a)                                  70,000     12,810,000
InfoSpace, Inc. (a)                                        35,000      1,550,500
Yahoo!, Inc. (a)                                          365,000     13,731,300
                                                                     -----------
                                                                      29,329,300
                                                                     -----------


MOVIES & ENTERTAINMENT  0.7%
DreamWorks Animation SKG, Inc., Class A (a)                65,000      2,402,400
                                                                     -----------

SEMICONDUCTOR EQUIPMENT  5.1%
Applied Materials, Inc. (a)                               125,000      2,080,000

KLA-Tencor Corp. (a)                                      125,000      5,632,500
Lam Research Corp. (a)                                    125,000      3,251,250
Novellus Systems, Inc. (a)                                125,000      3,367,500
Teradyne, Inc. (a)                                        125,000      2,132,500
                                                                     -----------
                                                                      16,463,750
                                                                     -----------

SEMICONDUCTORS  11.0%
Advanced Micro Devices, Inc. (a)                          125,000      2,660,000
Analog Devices, Inc.                                      125,000      4,618,750
Broadcom Corp., Class A (a)                                65,000      2,113,800
Intel Corp.                                               125,000      2,793,750
Linear Technology Corp.                                   125,000      4,770,000
Marvell Technology Group, Ltd. (Bermuda) (a)               50,000      1,603,000
Maxim Integrated Products, Inc.                           125,000      5,120,000
Micron Technology, Inc. (a)                               125,000      1,385,000
National Semiconductor Corp.                              125,000      1,932,500
PortalPlayer, Inc. (a)                                     65,300      1,906,107
Texas Instruments, Inc.                                   125,000      3,022,500
Xilinx, Inc.                                              125,000      3,902,500
                                                                     -----------
                                                                      35,827,907
                                                                     -----------

SYSTEMS SOFTWARE  11.6%
Adobe Systems, Inc.                                       125,000      7,570,000
McAfee, Inc. (a)                                          100,000      2,890,000
Microsoft Corp.                                           325,000      8,713,250
NCR Corp. (a)                                             115,000      6,868,950
Oracle Corp. (a)                                          125,000      1,582,500
Symantec Corp. (a)                                        125,000      7,976,250
VERITAS Software Corp. (a)                                100,000      2,190,000
                                                                     -----------
                                                                      37,790,950
                                                                     -----------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
Nextel Communications, Inc., Class A (a)                  110,000      3,130,600
                                                                     -----------

TOTAL LONG-TERM INVESTMENTS  99.5%
   (Cost $256,832,459)                                               323,135,280

REPURCHASE AGREEMENT  0.1%


UBS Securities LLC ($222,000 par collateralized by
U.S. Government obligations in a pooled cash account,
interest rate of 1.94%, dated 11/30/04 to be sold
on 12/01/04 at $222,012)                                                 222,000
                                                                     -----------
   (Cost $222,000)

TOTAL INVESTMENTS   99.6%
   (Cost $257,054,459)                                               323,357,280

OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%                            1,208,473
                                                                    ------------

NET ASSETS  100.0%                                                  $324,565,753
                                                                    ============

      Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: January 20, 2005